FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 23,123	£ 22,646
Debt securities and other liabilities designated at fair value through profit or loss	6,541	6,828
Losses before tax	86	75	£ 419
Fair value assets	22,051	29,613
Derivative liabilities	£ (18,060)	(27,313)
Debt instrument interest rate increase (decrease) (in percent)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 63	£ 83
Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 65
Expected volatility, share options granted (in percent)	13.00%	13.00%
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 215
Expected volatility, share options granted (in percent)	168.00%	128.00%
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in loss given default (in percent)	10.00%
Increase (decrease) in valuation adjustment	£ 74
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 77
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 28
Increase (decrease) in cost of funds (in percent)	0.10%
Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Total financial assets carried at fair value, excluding derivatives	£ 234,908	£ 218,772